Related Party Transactions (Details) - CNY (¥)		6 Months Ended
	Jul. 06, 2023	Dec. 31, 2023
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Repayment of related party	¥ 30,000,000	¥ 1,500,000
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Repayment of related party		¥ 1,500,000
Received capital amount	¥ 30,000,000